Subsequent Events (Details Narrative) - USD ($)							1 Months Ended													2 Months Ended		9 Months Ended		12 Months Ended
	Dec. 09, 2015	Nov. 13, 2015	Apr. 08, 2015	Mar. 02, 2015	Jan. 09, 2015	Jan. 06, 2015	Nov. 23, 2015	Nov. 20, 2015	Nov. 19, 2015	Nov. 17, 2015	Nov. 16, 2015	Oct. 31, 2015	Oct. 29, 2015	Apr. 30, 2015	Apr. 15, 2015	Feb. 27, 2015	Feb. 15, 2015	Jan. 31, 2015	Jan. 26, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 20, 2015	May. 27, 2015	May. 01, 2015	Mar. 27, 2015	Mar. 16, 2015	Mar. 15, 2015	Sep. 20, 2013
Issuance of common stock for debt (in shares)																						72,942		150,316	10,215
Proceeds from sale of common stock																						$ 1,008,075	$ 478,520	$ 831,730	$ 167,002
Proceeds from convertible debt																			$ 78,750
Interest rate on debt																			8.00%
Percentage of lowest closing bid prices					50.00%														58.00%
Issuance of warrants					33,333
Warrants exercisable period					5 years
Banking advisory fee as common stock issued					11,667
Conversion price (in dollars per share)																						$ 15.00
Common stock, par value (in dollars per share)																						$ 0.001		$ 0.001	$ 0.001							$ 0.001
Common stock warrants strike price (in dollars per share)					$ 6
Amortization of debt discount																						$ 1,317,650	1,536,825	$ 2,105,860	$ 703,293
Proceeds from notes payable																						$ 2,263,314	$ 1,523,967	$ 1,926,950	$ 1,712,300
Shares issued during period																								42,453	50
Shares issued during period, value																								$ 472,028	$ 1,014,059
Payroll taxes and other withholdings																								103,333
Outstanding obligation balance																								$ 661,333
Obligation accrues interest																								3.50%
Convertible Debt [Member]
Issuance of common stock for debt (in shares)																						178,804
Magna Equities I LLC [Member]
Proceeds from convertible debt			$ 200,000	$ 200,000
Percentage of lowest closing bid prices			40.00%	40.00%
Aggregate principal amount			$ 200,000	$ 200,000																								$ 53,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Accrued interest percentage				135.00%
Additional purchases				$ 1,000,000
Backend Note [Member]
Proceeds from convertible debt																			$ 78,750
Interest rate on debt																			8.00%
Percentage of lowest closing bid prices																			58.00%
Magna Equities II Note [Member]
Aggregate principal amount																											$ 85,000		$ 29,500		$ 15,000
MagnaEquities1NoteFirstMember
Aggregate principal amount																												$ 200,000
Magna Equities II, LLC [Member]
Proceeds from convertible debt				75,000												$ 100,000				$ 175,000
Interest rate on debt																				12.00%
Percentage of lowest closing bid prices																				40.00%
Rocket Hub [Member]
Conversion price (in dollars per share)															$ 1.1751
Aggregate principal amount															$ 255,000
Common stock, par value (in dollars per share)															$ 0.001
Accrued interest percentage															0.25%
Justice Obligaton [Member]
Payroll taxes and other withholdings																						$ 103,333
Outstanding obligation balance																						$ 633,022
Obligation accrues interest																						3.50%
Accredited Investor [Member]
Market capitalization														$ 100,000,000
Subsequent Event [Member]
Issuance of common stock for debt (in shares)						43,503					25,000
Common shares issued to convertible debt, value						$ 417,736
Sale of Common stock (in shares)														13,333				833
Number of warrants sold														3,333
Proceeds from sale of common stock														$ 100,000				$ 7,500
Warrants outstanding										15,000								1,667
Shares issued for common stock exercised (in shares)																		1,667
Shares issued for common stock exercised, value																		$ 15,000
Proceeds from convertible debt	$ 500,000	$ 110,000				$ 125,000		$ 57,500							$ 50,000		$ 75,000	$ 78,750			$ 150,000
Maturity date	Aug. 09, 2016							Nov. 20, 2016
Debt description	Convertible at a 25% discount from the reported sale price of the common stock.	The note is subject to annual interest of 0% if repaid within ninety days (90) after that period of time the rate changes to 10%, and has a term of one (1) year. This note is convertible at any time on or after the issuance date at the option of the holder at a conversion price the lower of (i) 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date or (ii) 60% of the lowest reported sale price for the 25 days prior to the voluntary conversion date, which method of calculation shall be chosen in the sole discretion of the Holder; provided, however, that the conversion price will not be lower than $0.001.						Convertible at 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date.
Restricted shares of its common stock issued								18,000
Company convertible notes to an investor group																					$ 250,000
Interest rate on debt	12.00%	10.00%						8.00%										8.00%			10.00%
Percentage of lowest closing bid prices																		58.00%			50.00%
Issuance of warrants																					50,000
Strike price of warrants										$ 2.00				$ 15.00							$ 6
Warrants exercisable period	5 years									3 years											5 years
Banking advisory fee as common stock issued																					11,667
Market capitalization														$ 100,000,000
Additional common shares (in shares)														1,667
Proceeds from notes payable												$ 200,000
Shares issued during period												8,929
Shares issued during period, value												$ 25,000
Warrants issued	30,000
Writ of attachment amount																										$ 699,348
Subsequent Event [Member] | Magna Equities I LLC [Member]
Proceeds from convertible debt				$ 200,000
Percentage of lowest closing bid prices				40.00%
Common stock, par value (in dollars per share)				$ 0.001
Accrued interest percentage				135.00%
Additional purchases every thirty days calender				$ 200,000
Additional purchases				1,000,000
Subsequent Event [Member] | Magna Equities II Note [Member]
Aggregate principal amount																														$ 44,500
Subsequent Event [Member] | Magna Equities II, LLC [Member]
Proceeds from convertible debt				$ 75,000												$ 100,000				$ 175,000
Interest rate on debt																				12.00%
Percentage of lowest closing bid prices																				40.00%
Subsequent Event [Member] | JD Capital Inc. [Member]
Common stock, par value (in dollars per share)		$ 0.001
Additional common shares (in shares)		25,000
Subsequent Event [Member] | Transaction One [Member]
Proceeds from convertible debt								$ 29,700		$ 11,000
Maturity date								Nov. 20, 2016		Feb. 17, 2016
Debt description								Convertible at 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date.
Restricted shares of its common stock issued								14,000
Interest rate on debt								8.00%		12.00%
Conversion price (in dollars per share)										$ 4
Subsequent Event [Member] | Board of Directors [Member]
Sale of Common stock (in shares)									1,667
Sale of Stock, Price Per Share									$ 3.00
Proceeds from convertible debt							$ 5,500		$ 5,500				$ 154,000
Maturity date							Dec. 31, 2015		Dec. 31, 2015				Dec. 15, 2015
Debt description													Original issue discount of 10%.
Interest rate on debt							12.00%		12.00%				12.00%
Conversion price (in dollars per share)							$ 3.00		$ 3.00				$ 4.00
Shares issued during period												1,667
Subsequent Event [Member] | Accredited investor [Member]
Proceeds from convertible debt							$ 5,500
Maturity date							Dec. 31, 2015
Interest rate on debt							12.00%
Conversion price (in dollars per share)							$ 3.00